Summary of Significant Accounting Policies (Details) - Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the Former VIEs - VIEs [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,951
Accounts receivable, net	474
Amounts due from subsidiaries	12,766
Property and equipment and intangible assets	775
Others	5,536
Total assets	21,502
Short term borrowings	574
Amounts due to parent and subsidiaries	60,029
Accounts payable, accrued expenses and other liabilities	12,690
Contract liabilities	62
Others	80
Total liabilities	73,435
Total shareholders’ deficit	(51,933)
Revenue (note a)	30,371	$ 30,979
Net (loss)/income	(4,349)	(16,244)
Net cash (used in)/generated from operating activities	858	(6,553)
Net cash used in investing activities	(430)	(178)
Net cash generated from financing activities	$ 1,230	$ 5,290